Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents (note 6)	$ 8,190	$ 23,207
Trade and other receivables (note 7)	4,023	4,072
Inventories (note 8)	3,352	3,584
Prepaid expenses and other	978	843
Total current assets	16,543	31,706
Non-Current
Inventories-ore in stockpiles (note 8)	2,098	2,098
Investments (note 9)	12,104	2,255
Investment in associate (note 10)	0	5,582
Restricted cash and investments (note 11)	11,994	12,255
Property, plant and equipment (note 12)	257,259	258,291
Total assets	299,998	312,187
Current
Accounts payable and accrued liabilities	7,930	5,554
Current portion of long-term liabilities:
Deferred revenue (note 13)	4,580	4,567
Post-employment benefits (note 14)	150	150
Reclamation obligations (note 15)	914	877
Other liabilities (note 16)	1,372	1,337
Total current liabilities	14,946	12,485
Non-Current
Deferred revenue (note 13)	31,741	33,160
Post-employment benefits (note 14)	2,108	2,145
Reclamation obligations (note 15)	31,598	29,187
Other liabilities (note 16)	532	0
Deferred income tax liability (note 17)	8,924	12,963
Total liabilities	89,849	89,940
EQUITY
Share capital (note 18)	1,335,467	1,331,214
Share purchase warrants (note 19)	435	435
Contributed surplus	65,417	63,634
Deficit	(1,192,304)	(1,174,163)
Accumulated other comprehensive income (note 21)	1,134	1,127
Total equity	210,149	222,247
Total liabilities and equity	$ 299,998	$ 312,187
Issued and outstanding common shares (note 18)	597,192,153	589,175,086